Loans - Schedule of Borrowings (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Jan. 01, 2020 EUR (€)
Loans
Current loans	€ 34,557,415	€ 20,646,533						€ 28,648,651
Total noncurrent loans	700,568	1,639,813						€ 2,797,277
Proceeds from borrowings	55,552,179	€ 53,577,777	€ 59,368,855
Bank overdrafts
Loans
Current loans	€ 8,355
Deutsche Bank
Loans
Interest rate	2.40%			2.40%	2.40%
CZBANK
Loans
Interest rate		3.50%				3.50%	3.50%
CCB Bank
Loans
Interest rate		1.16%				1.16%	1.16%
SPD bank
Loans
Interest rate	2.13%			2.13%	2.13%
CMSB
Loans
Interest rate	1.90%			1.90%	1.90%
Shiga Bank (0.98%)
Loans
Interest rate	0.98%	0.98%		0.98%	0.98%	0.98%	0.98%
Shiga Bank (1.28%)
Loans
Interest rate	1.28%	1.28%		1.28%	1.28%	1.28%	1.28%
Minimum | Deutsche Bank
Loans
Interest rate		2.55%				2.55%	2.55%
Minimum | CZBANK
Loans
Interest rate	3.00%	3.50%		3.00%	3.00%	3.50%	3.50%
Minimum | CITIC BANK
Loans
Interest rate	1.96%	2.16%		1.96%	1.96%	2.16%	2.16%
Minimum | ICBC Bank
Loans
Interest rate	1.65%	2.25%		1.65%	1.65%	2.25%	2.25%
Minimum | CCB Bank
Loans
Interest rate	0.59%			0.59%	0.59%
Minimum | SPD bank
Loans
Interest rate		3.07%				3.07%	3.07%
Maximum | Deutsche Bank
Loans
Interest rate		2.60%				2.60%	2.60%
Maximum | CZBANK
Loans
Interest rate	3.20%			3.20%	3.20%
Maximum | CITIC BANK
Loans
Interest rate	2.13%	2.24%		2.13%	2.13%	2.24%	2.24%
Maximum | ICBC Bank
Loans
Interest rate	1.77%	2.32%		1.77%	1.77%	2.32%	2.32%
Maximum | CCB Bank
Loans
Interest rate	0.71%			0.71%	0.71%
Maximum | SPD bank
Loans
Interest rate		3.15%				3.15%	3.15%
EUR
Loans
Current loans	€ 34,557,414	€ 20,646,533
Total noncurrent loans	700,568	1,639,813
EUR | Bank overdrafts
Loans
Current loans	8,355	264
EUR | Deutsche Bank
Loans
Current loans	2,400,000	2,400,000
USD | CZBANK
Loans
Current loans	4,628,430	1,586,748		$ 5,219,953		$ 1,950,940
USD | CITIC BANK
Loans
Current loans	6,830,155	4,881,165		7,703,063		6,001,493
USD | ICBC Bank
Loans
Current loans	7,745,326	4,003,449		8,735,194		4,922,324
USD | CCB Bank
Loans
Current loans	2,589,107	1,626,650		2,920,000		2,000,000
USD | SPD bank
Loans
Current loans	5,798,890	5,091,415		6,540,000		$ 6,260,000
USD | CMSB
Loans
Current loans	3,666,829			$ 4,135,457
JPY | Shiga Bank (0.98%)
Loans
Current loans	767,602	791,209			¥ 100,080,000		¥ 100,080,000
Total noncurrent loans	700,568	1,513,321			91,340,000		191,420,000
JPY | Shiga Bank (1.28%)
Loans
Current loans	€ 122,718	265,634			¥ 16,000,000		33,600,000
Total noncurrent loans		€ 126,492					¥ 16,000,000